SUPPLEMENTAL CASH FLOW INFORMATION - Other Items (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jul. 01, 2017	Jun. 30, 2018	Jul. 01, 2017
Cash Flow Statement [Abstract]
Stock-based compensation	$ 1	$ 2	$ 2	$ 2
Pension funding (greater) less than expense	(1)	(1)	(2)	(2)
Cash interest paid less than interest expense	(8)	(8)	0	(6)
Amortization of debt issue costs	0	0	1	1
Unrealized loss on outstanding currency forwards	1	0	1	0
Unrealized foreign exchange gain on translation of monetary balances	0	(3)	(2)	(1)
Other	2	0	2	2
Other items	$ (5)	$ (10)	$ 2	$ (4)